As filed with the Securities and Exchange Commission on January 13, 2020

1933 Act Registration No. 333-117597

1940 Act File No. 811-21606

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. __

Post-Effective Amendment No. 30

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 32

(Check appropriate box or boxes)

CENTAUR MUTUAL FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

475 Park Avenue South, 9th Floor

New York, NY 10016

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (513) 587-3400

Simon H. Berry

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

With copy to:

Thomas W. Steed III, Esq.

Kilpatrick Townsend & Stockton LLP

4208 Six Forks Road, Suite 1400

Raleigh, NC 27609

It is proposed that this filing will become effective: (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 30 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 28 filed December 30, 2019 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 30 to its Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati, and State of Ohio on this 13th day of January, 2020.

Centaur Mutual Funds Trust

By:	/s/ David R. Carson
David R. Carson, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Marc Rappaport	Trustee	January 13, 2020
Marc Rappaport

/s/ Zachary Richmond	Treasurer	January 13, 2020
Zachary Richmond

*	Trustee
James H. Speed, Jr.
/s/ Simon Berry
Simon Berry
*	Trustee	Attorney-in-Fact*
Thomas G. Douglass		January 13, 2020

Exhibit List

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase